Contract Assets and Contract Liabilities - Schedule of Movement of Revenue and Contract Liabilities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Movement of Revenue [Abstract]
Balance at beginning of the period/ year	$ 91,264	$ 51,731
Increase as a result of total work completed during the period	2,461,922	91,264
Decrease as a result of total amount billed out	(91,264)	(51,731)
Balance at end of the period/ year	2,461,922	91,264
Balance at beginning of the period/ year
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the period/ year
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	871,827
Balance at end of the period/ year	$ 871,827